SUMMARY OF ACCOUNTING POLICIES	3 Months Ended
Mar. 31, 2024
Disclosure Of Significant Accounting Policies Abstract [Abstract]
SUMMARY OF ACCOUNTING POLICIES	SUMMARY OF ACCOUNTING POLICIES
3.1 Overall considerations
The Group applied the same accounting policies in the preparation of these condensed interim consolidated financial statements as those disclosed in Note 3 of its most recent annual consolidated financial statements for the year ended December 31, 2023, except for the accounting policy described below in Note 3.2 and Note 3.3
When preparing the financial statements, management undertakes a number of judgements, estimates and assumptions about the recognition and measurement of assets, liabilities, income and expenses. The actual results may differ from the judgements, estimates and assumptions made by management, and will seldom equal the estimated results. The Group applied the same judgements, estimates and assumptions in the consolidated financial statements, including the key sources of estimation uncertainty, as those disclosed in Note 3 of its most recent annual consolidated financial statements for the year ended December 31, 2023.
3.2 Change in accounting estimates
Property, plant and equipment
Effective January 1, 2024, the Group revised the estimated useful lives of machinery and equipment based on a re-assessment of the expected use to the Group, recent experience of their economic lives, and technological advancement of the recently acquired machinery and equipment. These assets, which were previously depreciated on 7,000 units produced or straight-line over 5 years, are now depreciated on a straight-line basis over 10 years. For the three months ended March 31, 2024, the change in estimate made on a prospective basis did not result in a material reduction of depreciation.
3 - SUMMARY OF ACCOUNTING POLICIES (CONTINUED)
3.3 Initial application of new accounting standards and interpretations in the reporting standards
Amendments to IAS 1, Presentation of Financial Statements
On January 23, 2020, the IASB issued narrow-scope amendments “Classification of Liability as Current or Non-Current” to IAS 1, Presentation of Financial Statements, to clarify its requirements for the presentation of liabilities in the statement of financial position. The amendments clarify that the classification of liabilities as current or non-current should be based on rights to defer that have substance and exist at the end of the reporting period. The adoption of the amendments as of January 1, 2024 did not have an impact on the Company’s condensed interim consolidated financial statements.
3.4 Standards, amendments and Interpretations to existing Standards that are not yet effective and have not been adopted early by the Group
At the date of authorization of these consolidated financial statements, several other new, but not yet effective, standards and amendments to existing standards, and interpretations have been published by the IASB. None of these standards or amendments to existing standards have been adopted early by the Company.
Management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement. New standards, amendments and interpretations not adopted in the current year have not been disclosed as they are not expected to have a material impact on the Company’s consolidated financial statements.